Note 9 - Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
June 30, 2021
Remainder of 2021	$164
2022	79
Total lease payments	243
Less present value discount	(4)
Present value of lease liabilities	$239

Successor
December 31, 2020
2021	$439
2022	79
Total lease payments	518
Less present value discount	(10)
Present value of lease liabilities	$508